Summary of Significant Accounting Policies - Schedule of Fixed Assets (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Fixed assets, net	$ 29,706	$ 57,246
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	90,000	90,000
Less accumulated depreciation	(60,000)	(33,000)
Fixed assets, net	$ 30,000	$ 57,000
Lab Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Lab Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years